Shareholders' equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Shareholders’ equity
Shareholders’ equity

Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2017, 1,013,442,445 shares of common stock were outstanding.

Common stock repurchase program

On June 29, 2016, in connection with the Federal Reserve’s non-objection to our 2016 capital plan, BNY Mellon announced a new stock purchase program providing for the repurchase of an aggregate of $2.7 billion of common stock. The 2016 capital plan began in the third quarter of 2016 and continued through the second quarter of 2017. On June 28, 2017, in connection with the Federal Reserve’s non-objection to our 2017 capital plan, BNY Mellon announced a share repurchase plan providing for the repurchase of up to $2.6 billion of common stock. The 2017 capital plan began in the third quarter of 2017 and continues through the second quarter of 2018. This new share repurchase plan replaces all previously authorized share repurchase plans.

Share repurchases may be executed through repurchase plans designed to comply with Rule 10b5-1 and through derivative, accelerated share repurchase and other structured transactions. In 2017, we repurchased 54.5 million common shares at an average price of $49.28 per common share for a total of $2.7 billion. At Dec. 31, 2017, the maximum dollar value of shares that may yet be purchased under the June 28, 2017 program, including employee benefit plan repurchases, totaled $1.3 billion.
Preferred stock

BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01 per share. The following table summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2017 and Dec. 31, 2016.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
	Per annum dividend rate	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Series A (c)	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series C	5.2%	5,825	5,825	568	568
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series E	4.95% to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	10,000	10,000	990	990
Series F	4.625% to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Total		35,826	35,826	$3,542	$3,542

(a)	All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.

(b)	The carrying value of the Series C, Series D, Series E and Series F preferred stock is recorded net of issuance costs.

(c)	Series A preferred stock is the sole asset of Mellon Capital IV, a Delaware statutory trust owned by BNY Mellon Capital IV.

Holders of both the Series A and Series C preferred stock are entitled to receive dividends on each dividend payment date (March 20, June 20, September 20 and December 20 of each year), if declared by BNY Mellon’s Board of Directors. Holders of the Series D preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each June 20 and December 20, to but excluding June 20, 2023; and on each March 20, June 20, September 20 and December 20, from and including June 20, 2023. Holders of the Series E preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each June 20 and December 20, to and including June 20, 2020; and on each March 20, June 20, September 20 and December 20, from and including September 20, 2020. Holders of the Series F preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each March 20 and September 20, commencing March 20, 2017, to and including Sept. 20, 2026; and on each March 20, June 20, September 20 and December 20, commencing Dec. 20, 2026. BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of BNY Mellon will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period of the Series A preferred stock or the last preceding dividend period of the Series C, Series D, Series E and Series F preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. All of the outstanding shares of the Series C, Series D, Series E and Series F preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series C, Series D, Series E and Series F preferred stock to the holders of record of their respective depositary shares.

On Dec. 20, 2017, The Bank of New York Mellon Corporation paid the following dividends for the noncumulative perpetual preferred stock for the dividend period ending in December 2017 to holders of record as of the close of business on Dec. 5, 2017:

•
$1,011.11 per share on the Series A Preferred Stock (equivalent to $10.1111 per Normal Preferred Capital Security of Mellon Capital IV, each representing a 1/100th interest in a share of the Series A Preferred Stock);

•	$1,300.00 per share on the Series C Preferred Stock (equivalent to $0.3250 per depositary share, each representing a 1/4,000th interest in a share of the Series C Preferred Stock);

•	$2,250.00 per share on the Series D Preferred Stock (equivalent to $22.5000 per depositary share, each representing a 1/100th interest in a share of the Series D Preferred Stock); and

•	$2,475.00 per share on the Series E Preferred Stock (equivalent to $24.7500 per depositary share, each representing a 1/100th interest in a share of the Series E Preferred Stock).

The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. We may redeem the Series A or Series C preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series D preferred stock, in whole or in part, on or after the dividend payment date in June 2023, the Series E preferred stock, in whole or in part, on or after the dividend payment date in June 2020, and the Series F preferred stock, in whole or in part, on or after the dividend payment date in September 2026. The Series C, Series D, Series E or Series F preferred stock can be redeemed, in whole but not in part, at any time within 90 days following a regulatory capital treatment event (as defined in each of the Series C, Series D, Series E and Series F’s Certificates of Designation). Redemption of the preferred stock is subject to the prior approval of the Federal Reserve.

Terms of the Series A, Series C, Series D, Series E and Series F preferred stock are more fully described in each of their Certificates of Designations, each of which is filed as an Exhibit to BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2017.

Temporary equity

Temporary equity was $179 million at Dec. 31, 2017 and $151 million at Dec. 31, 2016. Temporary equity represents amounts recorded for redeemable noncontrolling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.
Capital adequacy

Regulators establish certain levels of capital for BHCs and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a FHC, our bank subsidiaries and BNY Mellon must, among other things, qualify as “well capitalized.”

As of Dec. 31, 2017 and Dec. 31, 2016, BNY Mellon and our U.S. bank subsidiaries were “well capitalized.”

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2017	2016
Consolidated regulatory capital ratios:
CET1	10.7%	10.6%
Tier 1 capital ratio	12.7	12.6
Total (Tier 1 plus Tier 2) capital ratio	13.4	13.0
Leverage capital ratio	6.6	6.6

The Bank of New York Mellon regulatory capital ratios:
CET1	14.1%	13.6%
Tier 1 capital ratio	14.4	13.9
Total (Tier 1 plus Tier 2) capital ratio	14.7	14.2
Leverage capital ratio	7.6	7.2

(a)
For our CET1, Tier 1 and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches. The leverage capital ratio is based on Tier 1 capital, as phased-in and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1, Total and leverage capital ratios must be at least 6.5%, 8%, 10% and 5%, respectively.

Failure to satisfy regulatory standards, including “well capitalized” status or capital adequacy rules more generally, could result in limitations on our activities and adversely affect our financial condition. If a BHC such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “adequately capitalized,” regulatory sanctions and limitations are imposed.
The following table presents the components of our transitional CET1, Tier 1 and Tier 2 capital, the risk-weighted assets determined under the Standardized and Advanced Approaches and the average assets used for leverage capital purposes.

Components of transitional capital (a) (in millions)	Dec. 31,
	2017	2016
CET1:
Common shareholders’ equity	$37,859	$35,794
Goodwill and intangible assets	(18,684)	(17,314)
Net pension fund assets	(169)	(55)
Equity method investments	(372)	(313)
Deferred tax assets	(33)	(19)
Other	(8)	—
Total CET1	18,593	18,093
Other Tier 1 capital:
Preferred stock	3,542	3,542
Disallowed deferred tax assets	(8)	(13)
Net pension fund assets	(42)	(36)
Other	(41)	(121)
Total Tier 1 capital	$22,044	$21,465

Tier 2 capital:
Subordinated debt	$1,250	$550
Allowance for credit losses	261	281
Trust preferred securities	—	148
Other	(12)	(12)
Total Tier 2 capital – Standardized Approach	1,499	967
Excess of expected credit losses	31	50
Less: Allowance for credit losses	261	281
Total Tier 2 capital – Advanced Approach	$1,269	$736

Total capital:
Standardized Approach	$23,543	$22,432
Advanced Approach	$23,313	$22,201

Risk-weighted assets:
Standardized Approach	$155,621	$147,671
Advanced Approach:
Credit Risk	$101,681	$97,659
Market Risk	3,657	2,836
Operational Risk	68,688	70,000
Total Advanced Approach	$174,026	$170,495

Average assets for leverage capital purposes	$331,600	$326,809

(a)	Reflects transitional adjustments to CET1, Tier 1 capital and Tier 2 capital required in 2017 and 2016 under the U.S. capital rules.
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under the transitional rules.

Capital above thresholds at Dec. 31, 2017
(in millions)	Consolidated		The Bank of New York Mellon	(b)
CET1	$7,281	(a)	$10,848
Tier 1 capital	8,122	(a)	9,112
Total capital	5,910	(b)	6,717
Leverage capital	8,780	(a)	7,001

(a)	Based on minimum required standards, with applicable buffers.

(b)	Based on well capitalized standards.